Shareholder Report, Holdings (Details)_14	Jun. 30, 2024
Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
Class 1 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class 1 | Domestic Hybrid [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Class 1 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
Class 2 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class 2 | Domestic Hybrid [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class 5 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
Class 5 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class 5 | Domestic Hybrid [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Class 5 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%